DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total debt	$ 10,067	$ 13,422
Less: current portion	(3,355)	(3,355)
long-term debt	$ 6,712	$ 10,067